INTANGIBLE ASSETS (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
Intangible assets	$ 2,671,525	$ 2,494,659
Intangible assets
INTANGIBLE ASSETS
Intangible assets	2,769,079	2,591,842
Impairment allowance
INTANGIBLE ASSETS
Intangible assets	$ (97,554)	$ (97,183)	$ (97,163)